Taxes (Details 6) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	$ 1,364	$ 1,368
Non-current assets, taxes recoverable	4,772	4,177
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	1,300	1,326
Non-current assets, taxes recoverable	4,772	4,177
Country Of Brazil [Member] | Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	276	255
Non-current assets, taxes recoverable	1,416	1,291
Country Of Brazil [Member] | Non Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	395	354
Non-current assets, taxes recoverable	1,770	1,461
Country Of Brazil [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, taxes recoverable	725	661
Country Of Brazil [Member] | I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	192
Country Of Brazil [Member] | Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable		320
Non-current assets, taxes recoverable	599	515
Country Of Brazil [Member] | Deferred I C M S [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	423	369
Non-current assets, taxes recoverable	241	229
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	14	28
Non-current assets, taxes recoverable	21	20
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets, taxes recoverable	$ 64	$ 42